Employee Benefit Obligations - Summary of Expected Outflows for Benefits for Next Five Years (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Less than one year
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 374,810
One to two years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	360,699
Two to three years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	353,483
Three to four years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	347,710
Four to five years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	339,759
Over 5 to 10 Years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 1,570,617